COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	3.0%
BANKING	0.8%
Morgan Stanley, 6.625%, Series Q(a)			280,908	$7,236,190
Morgan Stanley, 6.875%, Series F(a)			190,161	4,801,565
Morgan Stanley, 7.125%, Series E(a)			84,773	2,155,778

				14,193,533

FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			267,083	7,112,420
KKR & Co., Inc., 6.875%, due 6/1/65, Series T			152,937	3,936,598

				11,049,018

INSURANCE	0.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	23,745
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,156,058
Lincoln National Corp., 9.00%, Series D(a)			183,245	5,008,086
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)			130,000	3,226,600

				11,414,489

UTILITIES	0.9%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			586,737	15,331,438

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$50,515,170)				51,988,478

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	81.1%
BANKING	47.9%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(d)(e)		EUR	4,800,000	5,561,649
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	7,372,740
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,224,684
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	2,800,000	3,286,231
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	6,000,000	7,133,855
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	1,000,000	1,129,240
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)			1,000,000	980,526
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR	4,000,000	4,633,019
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			5,800,000	6,489,442
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			7,590,000	7,582,865
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)			11,729,000	11,804,253
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			14,018,000	14,390,220
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)			6,400,000	6,711,386
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			5,200,000	5,321,172
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			4,000,000	4,274,056
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)			11,541,000	12,286,802
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)			2,600,000	2,655,036
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP	4,300,000	5,923,919
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP	9,000,000	12,547,783
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)			13,800,000	15,622,704
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(d)(f)			8,000,000	8,018,000

	Principal Amount*			Value
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		16,000,000		$16,962,848
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		15,450,000		16,512,697
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		7,300,000		7,875,211
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		5,200,000		5,259,800
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		22,452,000		22,160,281
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		5,771,000		5,280,231
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		18,878,000		18,703,260
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)		3,000,000		3,024,366
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		14,683,000		14,844,513
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		19,535,000		19,742,110
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		2,000,000		2,082,722
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		21,855,000		22,853,599
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		1,300,000		1,308,016
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000		9,624,315
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		2,500,000		2,587,143
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		4,800,000		4,975,512
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	5,000,000		6,977,868
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000		6,187,441
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(f)		5,750,000		5,818,051
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		5,710,000		442,525
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	6,000,000		7,400,170
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	3,200,000		3,771,190
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	2,800,000		3,440,251
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	3,800,000		4,476,824
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		7,001,000		7,036,551
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)		4,500,000		4,578,750
First Horizon Bank, 5.44% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,100	†	1,617,000
First Maryland Capital II, 5.388% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,901,468
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(b)		4,129,000		4,152,432
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		24,170,000		25,590,084
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		4,964,000		5,198,946
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,817,598
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		2,041,576
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		5,600,000		5,785,646
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,829,125
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		17,950,000		17,908,024
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		9,800,000		10,597,695
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		13,400,000		13,466,973
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		15,832,000		16,586,759
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)		3,200,000		3,209,112
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		4,200,000		4,252,500
KeyCorp Capital I, 5.292% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)		12,865,000		12,551,549
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR	2,200,000		2,593,826
Lloyds Banking Group PLC, 7.50% to 9/29/25 (United Kingdom)(a)(b)(d)		12,900,000		12,948,065
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	4,000,000		5,367,108
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		6,470,000		6,926,303
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	2,800,000		3,894,174
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(b)		8,180,000		8,194,544
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	2,200,000		2,964,373
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP	3,600,000		4,904,415

		Principal Amount*		Value
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)		GBP	4,600,000	$5,981,662
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)			9,700,000	9,738,519
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(d)			14,651,000	14,700,506
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)			8,800,000	8,870,990
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)		EUR	3,800,000	4,476,026
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)			6,500,000	6,528,720
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)			4,000,000	4,053,232
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)			6,292,000	6,379,371
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)			8,900,000	9,020,150
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)			7,100,000	7,120,299
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)			7,000,000	7,323,792
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)			6,550,000	7,026,794
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)			6,400,000	7,071,219
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			8,916,000	9,214,650
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)			8,949,000	9,302,172
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)			12,600,000	13,379,625
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)			5,000,000	5,196,555
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			20,200,000	21,343,078
Truist Financial Corp., 5.23% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)			20,003,000	19,564,119
Truist Financial Corp., 5.258% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)			4,150,000	4,110,389
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)			27,060,000	27,110,072
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			7,900,000	8,096,915
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(d)(e)			17,200,000	17,206,158
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)			1,600,000	1,709,510
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			17,000,000	18,700,527
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			3,400,000	3,993,990
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			12,073,000	11,967,907
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			1,363,000	1,415,232
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,587,110

				841,364,411

CONSUMER DISCRETIONARY PRODUCTS	0.6%
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR	4,900,000	5,756,959
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,600,000	4,509,355

				10,266,314

ENERGY	0.6%
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR	3,700,000	4,297,592
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR	5,000,000	5,841,458

				10,139,050

FINANCIAL SERVICES	1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			3,390,000	3,548,535
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			5,428,000	5,286,076
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			5,000,000	4,573,474
ILFC E-Capital Trust I, 6.43% (3 Month USD Term SOFR + 1.812%), due 12/21/65(c)(f)			3,000,000	2,516,117
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			12,200,000	12,366,274

				28,290,476

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			12,514,000	12,906,189

		Principal Amount*		Value
Dentsply Sirona, Inc., 8.375% to 6/12/30, due 9/12/55(b)			1,820,000	$1,839,477

				14,745,666

INSURANCE	8.8%
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)			4,000,000	3,955,114
Allstate Corp., 7.526% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			1,239,000	1,243,924
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			12,573,000	12,618,263
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)			5,300,000	5,319,833
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	6,900,000	8,214,740
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(b)(e)			4,050,000	4,068,458
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			16,703,000	17,159,352
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			4,890,000	4,813,203
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			6,288,000	6,156,480
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			5,475,000	5,735,090
Hartford Insurance Group, Inc., 6.713% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			14,781,000	13,767,985
Lincoln National Corp., 6.627% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			1,070,000	892,114
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			1,775,000	1,931,441
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(b)(f)			8,200,000	8,192,868
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)			15,353,000	15,354,319
MetLife, Inc., 6.40%, due 12/15/36			2,030,000	2,116,661
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)			22,340,000	22,303,820
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)			4,280,000	4,340,245
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			4,100,000	3,960,852
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			9,540,000	8,899,987
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			2,801,000	2,966,259

				154,011,008

PIPELINES	6.4%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			2,525,000	2,526,536
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			10,699,000	10,753,543
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			7,893,000	8,148,157
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	24,094,205
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			5,125,000	5,117,564
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			4,203,000	4,313,682
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			10,389,000	11,077,686
Enterprise Products Operating LLC, 7.369% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	1,482,328
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)			11,510,000	11,897,607
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			24,125,000	24,135,118
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			8,511,000	8,520,830

				112,067,256

REAL ESTATE	0.6%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	8,600,000	9,938,975

TELECOMMUNICATIONS	2.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			12,775,000	13,029,389
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			3,465,000	3,551,179
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			13,570,000	13,747,497
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)			5,000,000	5,232,715

				35,560,780

UTILITIES	11.8%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			4,113,000	3,973,248

		Principal Amount*		Value
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			5,506,000	$5,575,067
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	17,021,881
American Electric Power Co., Inc., 5.699%, due 8/15/25			6,625,000	6,626,110
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			8,944,000	9,357,615
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,901,078
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			5,260,000	5,501,592
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)			3,632,000	3,283,551
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,274,207
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			14,500,000	15,182,348
EDP SA, 4.50% to 11/27/31, due 5/27/55 (Portugal)(b)(e)		EUR	5,900,000	6,794,937
Electricite de France SA, 6.00% to 1/29/26 (France)(a)(b)(e)		GBP	6,600,000	8,743,198
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			21,165,000	21,371,041
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	1,400,000	1,728,540
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			6,232,000	6,467,433
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)			5,999,000	6,282,915
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)			13,009,000	13,169,609
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)			9,370,000	9,636,770
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			5,350,000	5,531,402
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			13,894,000	13,451,768
Sempra, 4.875% to 10/15/25(a)(b)			11,980,000	11,953,420
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			15,266,000	15,447,345

				208,275,075

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,395,998,797)				1,424,659,011

CORPORATE BONDS	14.3%
CONSUMER STAPLE PRODUCTS	0.6%
Mars, Inc., 4.60%, due 3/1/28(f)			5,640,000	5,672,608
Mars, Inc., 4.80%, due 3/1/30(f)			4,500,000	4,546,121

				10,218,729

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25			4,000,000	3,984,946

HEALTH CARE	0.7%
AbbVie, Inc., 4.65%, due 3/15/28			6,990,000	7,055,736
Amgen, Inc., 5.507%, due 3/2/26			5,000,000	5,000,039

				12,055,775

INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)			2,360,000	2,171,203

PIPELINES	0.7%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(f)			7,130,000	7,155,943
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(f)			4,000,000	3,997,905

				11,153,848

REAL ESTATE	7.6%
American Homes 4 Rent LP, 4.25%, due 2/15/28			13,144,000	13,042,580
American Homes 4 Rent LP, 4.95%, due 6/15/30			1,500,000	1,510,649
American Tower Corp., 1.60%, due 4/15/26			3,000,000	2,936,767
American Tower Corp., 4.90%, due 3/15/30			7,700,000	7,773,075
American Tower Corp., 5.80%, due 11/15/28			4,850,000	5,036,387

		Principal Amount*	Value
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	$1,992,981
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	2,010,159
Crown Castle, Inc., 5.00%, due 1/11/28		3,000,000	3,026,105
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,254,808
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,767,591
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,826,551
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,787,808
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,066,942
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,877,475
Global Net Lease, Inc., 4.50%, due 9/30/28(f)		3,395,000	3,268,298
Hudson Pacific Properties LP, 3.25%, due 1/15/30		5,640,000	4,512,359
Hudson Pacific Properties LP, 4.65%, due 4/1/29		1,250,000	1,091,176
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,975,000	2,852,697
Lineage OP LP, 5.25%, due 7/15/30(f)		4,400,000	4,418,266
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,239,873
Prologis LP, 4.75%, due 1/15/31		1,500,000	1,513,354
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		5,000,000	5,123,696
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,040,708
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,004,621
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,752,395
UDR, Inc., 3.50%, due 7/1/27		3,585,000	3,526,144
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,381,195
VICI Properties LP, 4.75%, due 4/1/28		3,395,000	3,415,752
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,225,962
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,629,019
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		7,000,000	7,076,084
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,988,944
Welltower OP LLC, 4.25%, due 4/15/28		1,000,000	999,625

			133,970,046

TELECOMMUNICATIONS	0.9%
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,318,699
T-Mobile USA, Inc., 4.75%, due 2/1/28		8,447,000	8,460,304

			15,779,003

UTILITIES	3.5%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,553,091
Dominion Energy, Inc., 4.60%, due 5/15/28		4,485,000	4,504,486
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,046,610
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	12,036,408
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(f)		3,000,000	3,011,895
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,351,609
NextEra Energy Capital Holdings, Inc., 4.685%, due 9/1/27		3,630,000	3,648,869
Southern Co., 5.113%, due 8/1/27		3,900,000	3,955,645
WEC Energy Group, Inc., 4.75%, due 1/9/26		10,135,000	10,137,551
WEC Energy Group, Inc., 5.60%, due 9/12/26		2,088,000	2,110,162

			61,356,326

TOTAL CORPORATE BONDS (Identified cost—$249,101,966)			250,689,876

		Shares	Value
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.24%(i)		5,811,250	$5,811,250
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(i)		195,759	195,759

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,007,009)			6,007,009

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,701,622,942)	98.7%		1,733,344,374
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		22,384,616

NET ASSETS	100.0%		$1,755,728,990

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	98,455,497	USD	116,089,861	8/28/25	$3,553,707
Brown Brothers Harriman	GBP	43,500,140	USD	58,915,068	8/28/25	1,453,408

						$5,007,115

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$51,988,478	$—	$—	$51,988,478
Preferred Securities—Over-the-Counter	—	1,424,659,011	—	1,424,659,011
Corporate Bonds	—	250,689,876	—	250,689,876
Short-Term Investments	—	6,007,009	—	6,007,009

Total Investments in Securities(j)	$51,988,478	$1,681,355,896	$—	$1,733,344,374

Forward Foreign Currency Exchange Contracts	$—	$5,007,115	$—	$5,007,115

Total Derivative Assets(j)	$—	$5,007,115	$—	$5,007,115

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at July 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $442,819,441 or 25.2% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $231,966,420 which represents 13.2% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $321,297,517 which represents 18.3% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non-income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Net Assets
United States	50.3
Canada	14.7
United Kingdom	8.0
France	7.0
Switzerland	4.2
Japan	3.3
Spain	2.0
Italy	1.9
Germany	1.7
Netherlands	1.6
Sweden	0.8
Austria	0.7
Ireland	0.6
Greece	0.5
Finland	0.5
Other (includes short-term investments)	2.2

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At July 31, 2025, the Fund did not have any total return swap contracts outstanding.